Fair Value (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value
Carrying value	$ 1,530,958,000	$ 1,302,943,000	$ 1,229,498,000
Senior secured credit facility
Fair Value
Carrying value	916,100,000	1,226,600,000	878,000,000
Fair value	907,800,000	1,216,200,000	823,300,000
6.375% Senior Notes
Fair Value
Carrying value	600,000,000
Fair value	$ 570,000,000
Interest rate of debt (as a percent)	6.375%